Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Total Payments	Federal black lung excise taxes	Federal reclamation fees	Black lung benefits	Permitting fees	Alliance Minerals federal income taxes
Total	$ 54,019,945	$ 33,241,419	$ 3,037,303	$ 198,871	$ 30,352	$ 17,512,000
United States | Federal government
Total	$ 54,019,945	$ 33,241,419	$ 3,037,303	$ 198,871	$ 30,352	$ 17,512,000